Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	000-23702
Entity Registrant Name	STEVEN MADDEN, LTD.
Entity Central Index Key	0000913241
Entity Tax Identification Number	13-3588231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	52-16 Barnett Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11104
City Area Code	(718)
Local Phone Number	446-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SHOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false